TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
Tax-Managed U.S. Marketwide Value Portfolio
Investment Objective
The investment objective of the Tax-Managed U.S. Marketwide Value Portfolio is to achieve long-term capital appreciation while minimizing federal income taxes on returns. The Tax-Managed U.S. Marketwide Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Tax-Managed U.S. Marketwide Value Series (the “Tax-Managed U.S. Marketwide Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the Tax-Managed U.S. Marketwide Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO Tax-Managed U.S. Marketwide Value Portfolio USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO Tax-Managed U.S. Marketwide Value Portfolio [1]
Management Fee	0.55%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.57%
Fee Waiver and/or Expense Reimbursement	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.37%
[1]	The "Management Fee" and "Total Annual Fund Operating Expenses" have been adjusted to reflect the Feeder Portfolio's new investment management agreement that allows Dimensional Fund Advisors LP (the "Advisor") to furnish both investment advisory and administration services directly to the Feeder Portfolio under a single agreement, effective July 21, 2015. The "Management Fee" includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by the Advisor (collectively, "Underlying Funds"), the Advisor has contractually agreed to permanently waive the Feeder Portfolio's direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund's investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio's portion of the expenses of the Master Fund.

EXAMPLE
This Example is meant to help you compare the cost of investing in the Tax-Managed U.S. Marketwide Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO | Tax-Managed U.S. Marketwide Value Portfolio | USD ($)	38	119	208	468

The Example reflects the aggregate estimated annual operating expenses of the Tax-Managed U.S. Marketwide Value Portfolio and the Portfolio’s portion of the expenses of the Tax-Managed U.S. Marketwide Value Series.
PORTFOLIO TURNOVER
The Tax-Managed U.S. Marketwide Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Tax-Managed U.S. Marketwide Value Portfolio’s performance. During the most recent fiscal year, the Tax-Managed U.S. Marketwide Value Series’ portfolio turnover rate was 6% of the average value of its investment portfolio.
Principal Investment Strategies
Dimensional Fund Advisors LP’s (the “Advisor”) tax management strategies for the Tax-Managed U.S. Marketwide Value Series are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Tax-Managed U.S. Marketwide Value Series with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

The Tax-Managed U.S. Marketwide Value Portfolio pursues its investment objective by investing substantially all of its assets in the Tax-Managed U.S. Marketwide Value Series. The Tax-Managed U.S. Marketwide Value Series, using a market capitalization weighted approach, generally purchases a broad and diverse group of readily marketable securities of U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. company, the greater its representation in the Tax-Managed U.S. Marketwide Value Series. The Advisor may adjust the representation in the Tax-Managed U.S. Marketwide Value Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity management, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the Tax-Managed U.S. Marketwide Value Series will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus, the Advisor considers for purchase by Tax-Managed U.S. Marketwide Value Series securities of companies whose market capitalizations generally fall within the range of total market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor.

The Tax-Managed U.S. Marketwide Value Series and the Tax-Managed U.S. Marketwide Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. The Series and Portfolio do not intend to use derivatives for purposes of speculation or leveraging investment returns.

The Tax-Managed U.S. Marketwide Value Series may lend its portfolio securities to generate additional income.
Principal Risks
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Tax-Managed U.S. Marketwide Value Series that owns them, and, in turn, the Tax-Managed U.S. Marketwide Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed mutual funds. The Advisor anticipates that performance of the Tax-Managed U.S. Marketwide Value Portfolio may deviate from that of non-tax managed mutual funds.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Tax-Managed U.S. Marketwide Value Series and Tax-Managed U.S. Marketwide Value Portfolio use derivatives, each will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Tax-Managed U.S. Marketwide Value Series may lose money and there may be a delay in recovering the loaned securities. The Tax-Managed U.S. Marketwide Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Tax-Managed U.S. Marketwide Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Performance
The bar chart and table immediately following illustrate the variability of Tax-Managed U.S. Marketwide Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Tax-Managed U.S. Marketwide Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Tax-Managed U.S. Marketwide Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Tax-Managed U.S. Marketwide Value Portfolio—Total Returns

January 2006-December 2015
Highest Quarter	Lowest Quarter
24.40% (4/09–6/09)	-27.72% (10/08–12/08)

Annualized Returns (%) Periods ending December 31, 2015
Average Annual Total Returns - TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO	1 YEAR	5 YEARS	10 YEARS
Tax-Managed U.S. Marketwide Value Portfolio	(2.74%)	12.19%	6.83%
Tax-Managed U.S. Marketwide Value Portfolio | Return After Taxes on Distributions	(3.13%)	11.83%	6.50%
Tax-Managed U.S. Marketwide Value Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares	(1.22%)	9.74%	5.51%
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)	(4.13%)	10.98%	6.11%